Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
17.	Related party transactions

Related parties with whom the Company conducted business consist of the following:

Name of related party	Nature of Relationship
Jianping Kong	Principal shareholder, chairman and chief executive officer
Qifeng Sun	Principal shareholder and vice chairman

During the years ended December 31, 2023 and 2024, Jianping Kong and Qifeng Sun provided guarantee for the Company’s debts and provided interest-free loans to the Company which were subsequently converted into Class A ordinary shares. See Note 11 and 12 for more details.